UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-21589

CREDIT SUISSE COMMODITY STRATEGY FUNDS
(Exact name of registrant as specified in charter)

One Madison Avenue, New York, New York			10010
(Address of principal executive offices)			(Zip code)

John G. Popp Credit Suisse Commodity Strategy Funds One Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 325-2000

Date of fiscal year end:	October 31

Date of reporting period:	November 1, 2017 to April 30, 2018

Item 1. Reports to Stockholders.

CREDIT SUISSE FUNDS

Semiannual Report

April 30, 2018
  (unaudited)

■  CREDIT SUISSE
COMMODITY RETURN STRATEGY FUND

The Fund's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Fund, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 877-870-2874 or by visiting our website at www.credit-suisse.com/us/funds.

Credit Suisse Securities (USA) LLC, Distributor, is located at One Madison Avenue, New York, NY 10010. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

Investors in the Credit Suisse Funds should be aware that they may be eligible to purchase Class I shares (where offered) directly or through certain intermediaries. Such shares are not subject to a sales charge. Investors in the Credit Suisse Funds should also be aware that they may be eligible for a reduction or waiver of the sales charge with respect to Class A or C shares (where offered). For more information, please review the relevant prospectuses or consult your financial representative.

Fund shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse or any affiliate. Fund investments are subject to investment risks, including loss of your investment.

Credit Suisse Commodity Return Strategy Fund
Semiannual Investment Adviser's Report
April 30, 2018 (unaudited)

May 18, 2018

Dear Shareholder:

We are pleased to present this Semiannual Report covering the activities of the Credit Suisse Commodity Return Strategy Fund (the "Fund") for the six-month period ended April 30, 2018.

Performance Summary
11/01/17 – 04/30/18

Fund & Benchmark	Performance
Class I1	4.18%
Class A1,2	4.01%
Class C1,2	3.87%
Bloomberg Commodity Index Total Return[3]	4.74%
Standard & Poor's 500 Index[4]	3.82%

Performance shown for the Fund's Class A and Class C Shares does not reflect sales charges, which are a maximum of 4.75% and 1.00%, respectively.2

Market and Strategy Review:

Commodities increased for the semiannual period ended April 30, 2018. The Bloomberg Commodity Index Total Return (the "Benchmark") was up 4.74%, with 13 out of 22 index constituents trading higher.

For the six-month period ended April 30, 2018, the Fund underperformed the Benchmark, before fees and Fund expenses. Commodity strategies and the underlying cash management both detracted from performance. Within the Fund's commodity exposure, forward curve positioning in the Energy sector had a negative impact relative to the Benchmark. All Fund share classes underperformed the Benchmark after fees and Fund expenses as well.

Energy was the top performing sector for the period, up 13.61%, as WTI and Brent Crude Oil increased 28.05% and 26.67%, respectively. In the beginning of the period, OPEC and non-OPEC partners agreed to an extension of the crude oil production cut agreement through the end of 2018, while keeping open the possibility of an earlier end date. Throughout the period, Venezuelan production and exports shrank, further tightening the global supply and demand balance. The geopolitical risk premium for crude was also heightened as personnel changes within the Trump administration increased the likelihood of sanctions on Iran, towards the end of the period.

Agriculture gained 3.48% for the period. Soybean Meal, the top contributor to the sector, increased 22.64% as Argentina faced its worst drought in ten years,

Credit Suisse Commodity Return Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2018 (unaudited)

hurting soybean crop production expectations. Cotton rose 22.09% after the US Department of Agriculture (USDA) revealed stronger- than- anticipated cotton exports for several months during the period. Kansas City and Chicago Wheat were up 16.97% and 11.19%, respectively, as adverse US weather conditions resulted in the USDA reporting poor wheat crop ratings.

Precious Metals rose 2.00%. Gold increased 3.43%, driven by a weaker US Dollar, after the passage of the tax overhaul bill and continued political turmoil in the US raised investors' concern on the potential impacts of burgeoning fiscal deficits and higher-than-expected inflation. Gold pulled back moderately after the turn of the year as the US Federal Reserve (the "Fed") announced plans for a gradual path of interest rate hikes amid potential negative effects on the US economy from trade conflicts between the US and its trading partners. Silver offset some of the sector's gains as industrial demand for the metal was threatened by US tariffs on imported solar panels and cells from China.

Industrial Metals gained 1.56% for the period. Nickel rose 10.76% as enthusiasm towards growth in electric car usage globally increased demand expectations for nickel-made batteries. In addition, fears that the US would impose new sanctions on Russia after applying restrictions on Rusal, Russia's leading aluminum producer, in April supported higher nickel prices. Aluminum increased 5.03% as the aforementioned sanctions on Rusal led to force majeure on shipments of some of its raw aluminum materials and led to reduced supply expectations. Prior to the sanctions, aluminum prices were supported by weak Chinese production of the base metal as the country aimed to curb air pollution in the winter months.

Livestock was the only sector to decline for the period, down 15.59%. Lean Hogs fell 19.33% after the USDA reported increasing frozen pork supplies and increasing hog inventories compared to the year prior. China also announced plans of a 25% levy on US pork due to the ongoing trade tensions between the countries, decreasing demand expectations. Live Cattle fell 14.15% as rising beef exports from Brazil increased competition for US supplies. In addition, the USDA reported higher beef production and heavier cattle weights in March compared to the year prior, increasing supply expectations.

Outlook:

Over a month after President Trump first announced plans of tariffs, details remain unclear. On April 30th, the US government postponed duties on steel and aluminum imports from the European Union, Canada and Mexico for an additional month as the countries attempt to negotiate exemptions. Other countries, such as Argentina, will now be subjected to quotas instead of tariffs.

Credit Suisse Commodity Return Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2018 (unaudited)

While these actions are largely seen as steps towards reducing trade tensions between the US and key trading partners, there remains uncertainty on how the long-term outcome may impact producers of the affected industrial and agricultural goods. An outright trade war could be inflationary as government policy supply shocks may reverberate into associated industries, possibly resulting in delays in business decisions until there is more clarity. However, the US may eventually relax some proposed restrictions, which could also reduce the amount of retaliatory tariffs received. China has already proposed some new trade restrictions, including those against the US' agricultural markets for meats and grains. Should China shift its purchases from the US to elsewhere, those new suppliers would have to stop selling to other export markets, leaving potential additional demand sources for US producers.

Signs of continued synchronized global growth and inflationary pressures remain apparent across major economies. The US Department of Commerce's Personal Consumption Expenditures Index showed a 2% increase year over year in March, while industry consensus inflation expectations are above the Fed's 2% inflation target for the foreseeable future. The US' fiscal expansion may be stimulating for household and infrastructure spending, which may lift prices for goods more quickly. In the Eurozone, inflation readings increased in March as improved employment rates led to higher wages and increased consumer buying power, though they remained below pre-financial crisis levels. And while China's CPI reading for March came in at 2.1% from a year prior, below expectations, the country's first quarter growth came in higher than expected at 6.8%, partially due to strong exports. As markets anticipate inflation to continue its gradual yet upward rise this year, central banks may provide more hawkish guidance to prevent overheating economies. In the US, expectations were for two or more rate hikes for 2018, as of the end of April.

The Credit Suisse Commodities Management Team

Nelson Louie
Christopher Burton

The Fund is non-diversified, which means it may invest a greater proportion of its assets in the securities of a smaller number of issuers than a diversified mutual fund and may therefore be subject to greater volatility. The Fund's investment in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities, particularly in investments involving leverage.

Credit Suisse Commodity Return Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2018 (unaudited)

The use of derivatives such as commodity-linked structured notes, swaps and futures entails substantial risks, including risk of loss of a significant portion of principal value, commodity exposure risks, correlation risk, derivatives risk, exposure risk, fixed income risk, focus risk, futures contract risk, leveraging risk, liquidity risk, interest rate risk, market risk, non-diversified status, portfolio turnover risk, structured note risk, subsidiary risk, swap agreements risk, U.S. government securities risk, credit risk and tax risk. Gains and losses from speculative positions in derivatives may be much greater than the derivative's cost. At any time, the risk of loss of any individual security held by the Fund could be significantly higher than 50% of the security's value. For a detailed discussion of these and other risks, please refer to the Fund's Prospectus, which should be read carefully before investing.

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign markets, industry and economic trends and developments and government regulation and their potential impact on the Fund's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Fund, could be materially different from those projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.

The views of the Fund's management are as of the date of this letter and the Fund holdings described in this document are as of April 30, 2018; these views and Fund holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

1  Fee waivers and/or expense reimbursements reduce expenses for the Fund, without which performance would be lower. The Fund entered into a written contract to limit expenses to 0.80% of the Fund's average daily net assets for Class I shares, 1.05% of the Fund's average daily net assets for Class A shares and 1.80% of the Fund's average daily net assets for Class C shares through at least February 28, 2019. This limit excludes certain expenses, as set forth in the Fund's Prospectus.

2  Total return for the Fund's Class A shares for the reporting period, based on offering price (including maximum sales charge of 4.75%), was (1.01)%. Total return for the Fund's Class C shares for the reporting period, based on redemption value (including maximum Contingent Deferred Sales Charge ("CDSC") of 1.00%), was 2.87%.

3  The Bloomberg Commodity Index Total Return is a broadly diversified futures index currently composed of futures contracts on 22 physical commodities. The index does not have transaction costs and investors may not invest directly in the index.

4  The Standard & Poor's 500 Index is an unmanaged index (with no defined investment objective) of common stocks, includes reinvestment of dividends, and is a registered trademark of The McGraw-Hill Companies, Inc. The index does not have transaction costs and investors may not invest directly in the index.

Credit Suisse Commodity Return Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2018 (unaudited)

Average Annual Returns as of April 30, 20181

	1 Year	5 Years	10 Years
Class I	6.94%	(7.37)%	(7.71)%
Class A Without Sales Charge	6.83%	(7.57)%	(7.93)%
Class A With Maximum Sales Charge	1.74%	(8.47)%	(8.38)%
Class C Without CDSC	6.18%	(8.24)%	(8.59)%
Class C With CDSC	5.18%	(8.24)%	(8.59)%

Returns represent past performance and include change in share price and reinvestment of dividends and capital gain distributions, if any. Past performance cannot guarantee future results. The current performance of the Fund may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance information current to the most recent month end is available at www.credit-suisse.com/us/funds.

The annualized gross and net expense ratios are 0.77% for Class I shares, 1.02% for Class A shares and 1.77% for Class C shares.

1   Fee waivers and/or expense reimbursements reduce expenses for the Fund, without which performance would be lower. The Fund entered into a written contract to limit expenses to 0.80% of the Fund's average daily net assets for Class I shares, 1.05% of the Fund's average daily net assets for Class A shares and 1.80% of the Fund's average daily net assets for Class C shares through at least February 28, 2019. This limit excludes certain expenses, as set forth in the Fund's Prospectus.

Credit Suisse Commodity Return Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2018 (unaudited)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six months ended April 30, 2018.

The table illustrates your Fund's expenses in two ways:

•  Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line.

•  Hypothetical 5% Fund Return. This helps you to compare the Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

Credit Suisse Commodity Return Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2018 (unaudited)

Expenses and Value for a $1,000 Investment
for the six-month period ended April 30, 2018

Actual Fund Return	Class I	Class A	Class C
Beginning Account Value 11/01/17	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 04/30/18	$1,041.80	$1,040.10	$1,038.70
Expenses Paid per $1,000*	$3.90	$5.16	$8.95
Hypothetical 5% Fund Return
Beginning Account Value 11/01/17	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 04/30/18	$1,020.98	$1,019.74	$1,016.02
Expenses Paid per $1,000*	$3.86	$5.11	$8.85
	Class I	Class A	Class C
Annualized Expense Ratios*	0.77%	1.02%	1.77%

*  Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

  The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Fund during the period, net of fee waivers and/or actual expense reimbursements, if applicable. If those fee waivers and/or expense reimbursements had not been in effect, the Fund's actual expenses would have been higher. Expenses do not reflect additional charges and expenses that are, or may be, imposed under the variable contracts or plans. Such charges and expenses are described in the prospectus of the insurance company separate account or in the plan documents or other informational materials supplied by plan sponsors. The Fund's expenses should be considered with these charges and expenses in evaluating the overall cost of investing in the separate account.

For more information, please refer to the Fund's Prospectus.

Portfolio Breakdown*

United States Agency Obligations	75.30%
United States Treasury Obligations	21.60
Short-Term Investment[1]	3.10
Total	100.00%

*  Expressed as a percentage of total investments (excluding securities lending collateral, if applicable) and may vary over time.

1  Primarily reflects cash invested in State Street Bank and Trust Co. Euro Time Deposit, for which the purchases of securities have been executed but not yet settled at April 30, 2018, if applicable.

Credit Suisse Commodity Return Strategy Fund
Consolidated Schedule of Investments
April 30, 2018 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
UNITED STATES AGENCY OBLIGATIONS (72.9%)
$50,000	Federal Farm Credit Banks, LIBOR 1M + 0.175%(1)	(AA+, Aaa)	02/25/19	2.072	$50,111,591
95,000	Federal Farm Credit Banks, LIBOR 1M + 0.150%(1)	(AA+, Aaa)	03/15/19	2.047	95,203,053
27,500	Federal Farm Credit Banks, LIBOR 1M - 0.025%(1)	(AA+, Aaa)	06/24/19	1.872	27,516,652
65,400	Federal Farm Credit Banks, LIBOR 1M + 0.190%(1)	(AA+, Aaa)	08/19/19	2.086	65,644,192
45,000	Federal Farm Credit Banks, LIBOR 3M - 0.010%(1)	(AA+, Aaa)	09/23/19	2.261	45,127,160
33,410	Federal Farm Credit Banks, LIBOR 1M + 0.180%(1)	(AA+, Aaa)	10/11/19	2.077	33,523,236
62,100	Federal Farm Credit Banks, LIBOR 1M + 0.180%(1)	(AA+, Aaa)	10/24/19	2.077	62,313,459
94,400	Federal Farm Credit Banks, LIBOR 3M - 0.060%(1)	(AA+, Aaa)	10/25/19	2.300	94,599,354
13,370	Federal Farm Credit Banks, USBMMY3M + 0.050%(1)	(AA+, Aaa)	11/04/19	1.894	13,366,993
62,350	Federal Farm Credit Banks, USBMMY3M + 0.055%(1)	(AA+, Aaa)	01/27/20	1.899	62,336,615
97,000	Federal Farm Credit Banks, LIBOR 3M - 0.120%(1)	(AA+, Aaa)	01/27/20	2.246	97,089,157
25,310	Federal Farm Credit Banks, LIBOR 1M + 0.050%(1)	(AA+, Aaa)	02/10/20	1.947	25,360,130
70,435	Federal Farm Credit Banks, LIBOR 1M + 0.050%(1)	(AA+, Aaa)	02/21/20	1.948	70,566,332
17,600	Federal Farm Credit Banks, LIBOR 1M - 0.040%(1)	(AA+, Aaa)	05/01/20	1.867	17,594,815
17,100	Federal Farm Credit Banks, FCPR DLY - 3.010%(1)	(AA+, Aaa)	07/21/20	1.740	17,105,204
44,500	Federal Farm Credit Banks, LIBOR 1M + 0.010%(1)	(AA+, Aaa)	08/24/20	1.907	44,525,386
16,100	Federal Farm Credit Banks, FCPR DLY - 3.020%(1)	(AA+, Aaa)	09/28/20	1.730	16,098,064
71,600	Federal Farm Credit Banks, FCPR DLY - 2.980%(1)	(AA+, Aaa)	11/12/20	1.770	71,573,338
44,000	Federal Farm Credit Banks, USBMMY3M + 0.130%(1)	(AA+, Aaa)	11/12/20	1.974	44,038,533
29,200	Federal Farm Credit Banks, LIBOR 1M + 0.160%(1)	(AA+, Aaa)	01/25/21	2.057	29,321,960
46,000	Federal Farm Credit Banks, LIBOR 1M + 0.350%(1)	(AA+, Aaa)	02/05/21	2.228	46,434,600
29,200	Federal Farm Credit Banks, LIBOR 1M + 0.010%(1)	(AA+, Aaa)	04/19/21	1.906	29,196,533
9,200	Federal Farm Credit Banks, LIBOR 1M + 0.260%(1)	(AA+, Aaa)	11/23/21	2.158	9,259,405

See Accompanying Notes to Consolidated Financial Statements.

Credit Suisse Commodity Return Strategy Fund
Consolidated Schedule of Investments (continued)
April 30, 2018 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
UNITED STATES AGENCY OBLIGATIONS (continued)
$10,000	Federal Farm Credit Banks, LIBOR 1M + 0.240%(1)	(AA+, Aaa)	01/18/22	2.134	$10,063,536
85,000	Federal Farm Credit Banks, LIBOR 1M + 0.400%(1)	(AA+, Aaa)	12/08/23	2.295	85,562,331
12,100	Federal Farm Credit Banks	(AA+, Aaa)	09/13/24	3.420	11,979,327
68,500	Federal Home Loan Banks, LIBOR 3M - 0.120%(1)	(AA+, Aaa)	09/20/18	2.082	68,588,153
60,000	Federal Home Loan Banks, LIBOR 1M - 0.090%(1)	(AA+, Aaa)	06/21/19	1.808	59,987,241
80,000	Federal Home Loan Banks	(AA+, Aaa)	08/28/19	1.550	79,049,360
53,600	Federal Home Loan Banks, LIBOR 1M - 0.055%(1)	(AA+, Aaa)	12/16/19	1.842	53,588,725
92,400	Federal Home Loan Banks, LIBOR 1M - 0.065%(1)	(AA+, Aaa)	01/23/20	1.833	92,353,859
104,000	Federal Home Loan Banks, TBILL 3M + 0.070%(1)	(AA+, Aaa)	01/30/20	1.862	104,011,320
83,000	Federal Home Loan Banks, LIBOR 3M + 0.125%(1)	(AA+, Aaa)	07/01/20	2.433	83,420,827
54,000	Federal Home Loan Banks, LIBOR 1M + 0.150%(1)	(AA+, Aaa)	09/28/20	2.051	54,215,995
49,025	Federal Home Loan Banks	(AA+, Aaa)	07/23/21	2.000	47,849,724
290,000	Federal Home Loan Mortgage Corp., LIBOR 1M - 0.100%(1)	(AA+, Aaa)	08/08/19	1.795	289,927,222
105,000	Federal Home Loan Mortgage Corp., LIBOR 1M - 0.100%(1)	(AA+, Aaa)	08/12/19	1.794	104,973,351
166,800	Federal National Mortgage Association, LIBOR 1M + 0.000%(1)	(AA+, Aaa)	02/28/19	1.901	166,848,444
161,600	Federal National Mortgage Association, LIBOR 1M + 0.000%(1)	(AA+, Aaa)	03/08/19	1.895	161,695,339
82,800	Federal National Mortgage Association, LIBOR 3M - 0.150%(1)	(AA+, Aaa)	03/13/20	1.939	82,813,884
69,000	Federal National Mortgage Association, LIBOR 3M - 0.160%(1)	(AA+, Aaa)	03/25/20	2.126	68,999,732
TOTAL UNITED STATES AGENCY OBLIGATIONS (Cost $2,692,852,616)					2,693,834,132
UNITED STATES TREASURY OBLIGATIONS (20.9%)
66,000	United States Treasury Bills	(AA+, Aaa)	05/03/18	1.637	65,993,992
20,000	United States Treasury Floating Rate Notes, USBMMY3M + 0.174%(1)	(AA+, Aaa)	07/31/18	2.018	20,011,395
45,000	United States Treasury Floating Rate Notes, USBMMY3M + 0.140%(1)	(AA+, Aaa)	01/31/19	1.984	45,067,952
75,000	United States Treasury Floating Rate Notes, USBMMY3M + 0.070%(1),(2)	(AA+, Aaa)	04/30/19	1.914	75,095,594
85,000	United States Treasury Floating Rate Notes, USBMMY3M + 0.060%(1),(2)	(AA+, Aaa)	07/31/19	1.904	85,114,168
258,500	United States Treasury Floating Rate Notes, USBMMY3M + 0.048%(1),(2)	(AA+, Aaa)	10/31/19	1.892	258,703,217

See Accompanying Notes to Consolidated Financial Statements.

Credit Suisse Commodity Return Strategy Fund
Consolidated Schedule of Investments (continued)
April 30, 2018 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
UNITED STATES TREASURY OBLIGATIONS (continued)
$138,000	United States Treasury Floating Rate Notes, USBMMY3M + 0.000%(1),(2)	(AA+, Aaa)	01/31/20	1.844	$138,002,869
43,500	United States Treasury Floating Rate Notes, USBMMY3M + 0.033%(1)	(AA+, Aaa)	04/30/20	1.877	43,506,903
31,500	United States Treasury Notes	(AA+, Aaa)	08/31/18	1.500	31,453,858
10,000	United States Treasury Notes	(AA+, Aaa)	02/28/19	1.375	9,928,906
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $772,427,851)					772,878,854
SHORT-TERM INVESTMENT (3.0%)
110,743	State Street Bank and Trust Co. Euro Time Deposit (Cost $110,743,120)		05/01/18	0.280	110,743,120
TOTAL INVESTMENTS AT VALUE (96.8%) (Cost $3,576,023,587)					3,577,456,106
OTHER ASSETS IN EXCESS OF LIABILITIES (3.2%)					117,222,896
NET ASSETS (100.0%)					$3,694,679,002

†  Credit ratings given by the Standard & Poor's Division of The McGraw-Hill Companies, Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

(1)  Variable rate obligation — The interest rate shown is the rate in effect as of April 30, 2018.

(2)  At April 30, 2018, $85,033,312 in the value of these securities has been pledged as collateral for open swap contracts.

INVESTMENT ABBREVIATIONS

1M = 1 Month

3M = 3 Month

DLY = Daily

FCPR = Federal Reserve Bank Prime Loan Rate U.S.

LIBOR = London Interbank Offered Rate

TBILL = Treasury Bill Rate

USBMMY3M = U.S. Treasury 3 Month Bill Money Market Yield

Futures Contracts

Contract Description	Currency	Expiration Date	Number of Contracts	Notional Value	Net Unrealized Appreciation (Depreciation)
Contracts to Purchase
Energy
Brent Crude Oil Futures	USD	Dec 2018	387	$27,879,480	$14,222,101
Light Sweet Crude Oil Futures	USD	Dec 2018	1,053	69,487,470	6,475,469
					$20,697,570

See Accompanying Notes to Consolidated Financial Statements.

Credit Suisse Commodity Return Strategy Fund
Consolidated Schedule of Investments (continued)
April 30, 2018 (unaudited)

Futures Contracts (continued)

Contract Description	Currency	Expiration Date	Number of Contracts	Notional Value	Net Unrealized Appreciation (Depreciation)
Contracts to Sell
Energy
Brent Crude Oil Futures	USD	Jul 2018	(387)	$(28,905,030)	$(540,873)
Light Sweet Crude Oil Futures	USD	Jun 2018	(1,053)	(72,204,210)	(6,887,599)
					$(7,428,472)
Net unrealized appreciation (depreciation)					$13,269,098

Commodity Index Swap Contracts
Currency	Notional Amount	Expiration Date	Counterparty	Receive Return of the Reference Index	Pay	Upfront Premiums Paid	Upfront Premiums Received	Net Unrealized Appreciation (Depreciation)
USD	$30,158,840	05/23/18	Barclays	Bloomberg Commodity Index Total Return	1.95%	$—	$—	$172,908
USD	154,602,758	05/23/18	Barclays	Bloomberg Commodity Index 2 Month Forward Total Return	1.99%	—	—	649,744
USD	181,922,916	05/23/18	BNP Paribas	Bloomberg Commodity Index Total Return	1.96%	—	—	1,042,960
USD	108,115,574	05/23/18	BNP Paribas	Bloomberg Commodity Index 2 Month Forward Total Return	2.03%	—	—	453,793
USD	133,453,398	05/23/18	CIBC	Bloomberg Commodity Index Total Return	1.95%	—	—	765,122
USD	159,795,746	05/23/18	CIBC	Bloomberg Commodity Index 2 Month Forward Total Return	2.00%	—	—	671,305
USD	172,312,281	05/23/18	Citigroup	Bloomberg Commodity Index Total Return	1.95%	—	—	987,910
USD	118,924,810	05/23/18	Citigroup	Bloomberg Commodity Index 2 Month Forward Total Return	2.00%	—	—	499,606
USD	157,455,992	05/23/18	Goldman Sachs	Bloomberg Commodity Index Total Return	1.93%	—	—	903,252
USD	227,584,922	05/23/18	Goldman Sachs	Bloomberg Commodity Index 2 Month Forward Total Return	1.99%	—	—	956,463
USD	21,433,250	05/23/18	JPMorgan Chase	Bloomberg Commodity Index Total Return	1.93%	—	—	122,953
USD	183,787,803	05/23/18	JPMorgan Chase	Bloomberg Commodity Index 2 Month Forward Total Return	1.99%	—	—	772,399
USD	518,343,128	05/23/18	Macquarie	Macquarie Commodity Customized Product 112T Index(a)	2.09%	—	—	2,974,398

See Accompanying Notes to Consolidated Financial Statements.

Credit Suisse Commodity Return Strategy Fund
Consolidated Schedule of Investments (continued)
April 30, 2018 (unaudited)

Commodity Index Swap Contracts (continued)
Currency	Notional Amount	Expiration Date	Counterparty	Receive Return of the Reference Index	Pay	Upfront Premiums Paid	Upfront Premiums Received	Net Unrealized Appreciation (Depreciation)
USD	$43,101,570	05/23/18	Macquarie	Bloomberg Commodity Index Total Return	1.92%	$—	$—	$247,325
USD	77,379,450	05/23/18	Bank of America	BofA Merrill Lynch Commodity MLCILP2 Total Return Strategy	2.13%	—	—	316,988
USD	451,510,257	05/23/18	Bank of America	Merrill Lynch Commodity Index Extra CS2T Total Return	2.09%	—	—	2,611,365
USD	79,823,508	05/23/18	Bank of America	Bloomberg Commodity Index Total Return	1.93%	—	—	457,911
USD	45,368,064	05/23/18	RBC Capital	Bloomberg Commodity Index Total Return	1.95%	—	—	260,107
USD	105,185,004	05/23/18	RBC Capital	Bloomberg Commodity Index 2 Month Forward Total Return	2.03%	—	—	441,366
USD	275,088,674	05/23/18	Societe Generale	Societe Generale P04 TR Index(b)	2.09%	—	—	1,560,069
USD	149,755,864	05/23/18	Societe Generale	Bloomberg Commodity Index 2 Month Forward Total Return	2.03%	—	—	628,389
USD	154,811,611	05/23/18	UBS	Bloomberg Commodity Index Total Return	1.94%	—	—	887,828
				Bloomberg Commodity Index 2 Month Forward
USD	45,106,156	05/23/18	UBS	Total Return	1.98%	—	—	189,640
USD	76,025,718	05/23/18	Morgan Stanley	Bloomberg Commodity Index 2 Month Forward Total Return	2.01%	—	—	319,261
								$18,893,062

(a)  The index seeks to provide exposure to a diversified group of commodities, inclusive of energy, livestock and meat, agricultural and metals. The Fund has indirect exposure to all of the below underlying positions that make up the custom index. When applicable, the table is limited to the largest 50 positions (based on absolute market value) and any other position where the notional value for the position exceeds 1% of the notional value of the index.

Commodity Name	Contract	Weight	4/30/18 Price	Quantity(1)	4/30/18 Value(1)(2)
Comex Gold	GCM8	11.45%	1,319.2000	452.8305378	59,737,404.55
Brent Crude	COZ8	8.16%	72.0400	589.7258398	42,483,849.50
WTI FUTURE NYM	CLZ8	7.88%	65.9900	623.016761	41,112,876.06
NYMEX Henry Hub Natural Gas	NGN18	7.77%	2.8000	1446.874276	40,512,479.74
CBOT Corn	C N8	6.80%	4.0075	1770.14159	35,469,212.11
Comex High Grade Copper	HGN8	6.56%	3.0740	445.1195193	34,207,435.05
CBOT Soy Beans	S N8	6.25%	10.4850	622.1219488	32,614,743.16
High Grade Primary Aluminium	LAZ18	4.58%	2,247.5000	424.8400807	23,870,702.03
Nymex Gasoline Unleaded (RBOB)	XBN8	4.23%	2.1268	247.1444761	22,076,328.61
CBOT Wheat	W N8	3.80%	5.1050	775.8547506	19,803,692.51

See Accompanying Notes to Consolidated Financial Statements.

Credit Suisse Commodity Return Strategy Fund
Consolidated Schedule of Investments (continued)
April 30, 2018 (unaudited)

Commodity Name	Contract	Weight	4/30/18 Price	Quantity(1)	4/30/18 Value(1)(2)
CME Live Cattle	LCM8	3.71%	1.0610	455.3078887	19,323,266.80
Nymex Heat	HON8	3.68%	2.1433	213.4447016	19,213,993.22
CBOT Soy Meal	SMN8	3.59%	393.8000	475.5252326	18,726,183.66
Comex Silver	SIZ8	3.33%	16.6210	208.861065	17,357,398.81
Primary Nickel	LNZ8	2.86%	13,733.0000	181.1757275	14,928,517.60
Special High Grade Zinc	LXM8	2.76%	3,129.0000	184.1838795	14,407,783.97
NYBOT Sugar	SBN8	2.65%	0.1175	1048.227688	13,794,676.38
CBOT Soy Bean Oil	BON8	2.42%	0.3062	686.3001984	12,608,707.25
NYBOT Coffee	KCN8	2.41%	1.2280	273.4306548	12,591,481.65
CME Lean Hogs	LHM8	2.03%	0.7270	363.9709116	10,584,274.11
KCBOT Wheat	KWN8	1.58%	5.3750	306.6119585	8,240,196.39
NYBOT Cotton	CTN8	1.50%	0.8384	186.8595468	7,833,152.20

(b)  The index seeks to provide exposure to a diversified group of commodities, inclusive of energy, livestock and meat, agricultural and metals. The Fund has indirect exposure to all of the below underlying positions that make up the custom index. When applicable, the table is limited to the largest 50 positions (based on absolute market value) and any other position where the notional value for the position exceeds 1% of the notional value of the index.

Commodity Name	Contract	Weight	4/30/18 Price	Quantity(1)	4/30/18 Value(1)(2)
Gold	GCM8	11.72%	1,319.20	240.215480	31,689,226.15
Brent Oil	COZ8	7.87%	72.04	312.835077	22,536,638.96
Natural Gas	NGN18	7.82%	2.80	767.531300	21,490,876.40
Crude Oil	CLZ8	7.70%	65.99	330.495102	21,809,371.75
Corn	CN8	6.73%	400.75	9.394089	18,823,405.95
Copper	HGN8	6.63%	307.40	2.361250	18,146,203.82
Soybeans	SN8	6.38%	1,048.50	3.300204	17,301,320.36
Aluminum	LAZ18	4.62%	2,247.50	225.367210	12,662,820.12
Unleaded Gasoline	XBN8	4.13%	212.68	1.311041	11,710,949.80
Wheat	WN8	3.66%	510.50	4.115719	10,505,372.02
Live Cattle	LCM8	3.64%	106.10	2.415296	10,250,517.56
Heating Oil	HON8	3.60%	214.33	1.132272	10,192,550.28
Soybean Meal	SMN8	3.54%	393.80	252.254438	9,933,779.77
Silver	SIZ8	3.41%	16.62	110.795647	9,207,672.25
Nickel	LNZ8	2.94%	13,733.00	96.109275	7,919,212.02
Zinc	LXZ8	2.77%	3,120.25	98.090272	7,651,654.30
Sugar	SBN8	2.76%	11.75	5.560591	7,317,737.82
Soybean Oil	BON8	2.52%	30.62	3.640654	6,688,609.78
Coffee	KCN8	2.36%	122.80	1.450482	6,679,471.80
Lean Hogs	LHM8	2.18%	72.70	1.930776	5,614,696.90
Kansas Wheat	KWN8	1.52%	537.50	1.627206	4,373,117.32
Cotton	CTN8	1.50%	83.84	0.991244	4,155,294.80

(1)  Amounts represent quantity and value of index components as they relate specifically to the Fund's swap position as of April 30, 2018.

(2)  Value represents product of price, quantity and contract multiplier.

See Accompanying Notes to Consolidated Financial Statements.

Credit Suisse Commodity Return Strategy Fund
Consolidated Statement of Assets and Liabilities
April 30, 2018 (unaudited)

Assets
Investments at value (Cost $3,576,023,587) (Note 2)	$3,577,456,106
Cash	50,000
Cash segregated at brokers for swap contracts (Note 2)	109,117,824
Variation margin receivable on futures contracts (Note 2)	10,911
Receivable for Fund shares sold	9,838,434
Unrealized appreciation on open swap contracts (Note 2)	18,893,062
Interest receivable	7,368,216
Prepaid expenses and other assets	102,677
Total assets	3,722,837,230
Liabilities
Investment advisory fee payable (Note 3)	1,764,236
Administrative services fee payable (Note 3)	91,978
Shareholder servicing/Distribution fee payable (Note 3)	23,783
Payable for investments purchased	17,600,000
Payable for Fund shares redeemed	7,262,161
Trustees' fee payable	16,160
Accrued expenses	1,399,910
Total liabilities	28,158,228
Net Assets
Capital stock, $.001 par value (Note 6)	722,969
Paid-in capital (Note 6)	3,770,963,989
Undistributed net investment income	13,154,181
Accumulated net realized loss on investments, futures contracts and swap contracts	(123,756,816)
Net unrealized appreciation on investments, futures contracts and swap contracts	33,594,679
Net assets	$3,694,679,002
I Shares
Net assets	$3,595,414,970
Shares outstanding	703,038,614
Net asset value, offering price and redemption price per share	$5.11
A Shares
Net assets	$93,113,993
Shares outstanding	18,620,316
Net asset value and redemption price per share	$5.00
Maximum offering price per share (net asset value/(1-4.75%))	$5.25
C Shares
Net assets	$6,150,039
Shares outstanding	1,309,860
Net asset value and offering price per share	$4.70

See Accompanying Notes to Consolidated Financial Statements.

Credit Suisse Commodity Return Strategy Fund
Consolidated Statement of Operations
For the Six Months Ended April 30, 2018 (unaudited)

Investment Income
Interest	$26,748,002
Securities lending (net of rebates)	2,062
Total investment income	26,750,064
Expenses
Investment advisory fees (Note 3)	10,277,825
Administrative services fees (Note 3)	267,376
Shareholder servicing/Distribution fees (Note 3)
Class A	109,808
Class C	29,467
Transfer agent fees (Note 3)	2,370,254
Printing fees	222,839
Custodian fees	92,688
Registration fees	50,897
Insurance expense	45,197
Audit and tax fees	32,078
Trustees' fees	27,658
Legal fees	27,207
Commitment fees (Note 4)	13,785
Miscellaneous expense	23,327
Total expenses	13,590,406
Net investment income	13,159,658
Net Realized and Unrealized Gain (Loss) from Investments, Futures Contracts and Swap Contracts
Net realized loss from investments	(2,083,857)
Net realized loss from futures contracts	(17,055,975)
Net realized gain from swap contracts	119,293,132
Net change in unrealized appreciation (depreciation) from investments	(1,973,005)
Net change in unrealized appreciation (depreciation) from futures contracts	14,471,113
Net change in unrealized appreciation (depreciation) from swap contracts	14,119,563
Net realized and unrealized gain from investments, futures contracts and swap contracts	126,770,971
Net increase in net assets resulting from operations	$139,930,629

See Accompanying Notes to Consolidated Financial Statements.

Credit Suisse Commodity Return Strategy Fund
Consolidated Statement of Changes in Net Assets

	For the Six Months Ended April 30, 2018 (unaudited)	For the Year Ended October 31, 2017
From Operations
Net investment income	$13,159,658	$8,165,955
Net realized gain from investments, futures contracts and swap contracts	100,153,300	62,982,016
Net change in unrealized appreciation (depreciation) from investments, futures contracts and swap contracts	26,617,671	30,526,613
Net increase in net assets resulting from operations	139,930,629	101,674,584
From Dividends
Dividends from net investment income
Class I	(88,382,182)	—
Class A	(2,147,753)	—
Class C	(107,698)	—
Net decrease in net assets resulting from dividends	(90,637,633)	—
From Capital Share Transactions (Note 6)
Proceeds from sale of shares	746,184,747	1,096,030,442
Reinvestment of dividends	63,707,731	—
Net asset value of shares redeemed	(646,598,599)	(1,691,589,008)
Net increase (decrease) in net assets from capital share transactions	163,293,879	(595,558,566)
Net increase (decrease) in net assets	212,586,875	(493,883,982)
Net Assets
Beginning of period	3,482,092,127	3,975,976,109
End of period	$3,694,679,002	$3,482,092,127
Undistributed net investment income	$13,154,181	$90,632,156

See Accompanying Notes to Consolidated Financial Statements.

Credit Suisse Commodity Return Strategy Fund
Consolidated Financial Highlights
(For a Class I Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2018	For the Year Ended October 31,
	(unaudited)	2017	2016	2015	2014	2013
Per share data
Net asset value, beginning of period	$5.04	$4.91	$5.02	$6.76	$7.21	$8.22
INVESTMENT OPERATIONS
Net investment income (loss)[1]	0.02	0.01	(0.01)	(0.03)	(0.04)	(0.04)
Net gain (loss) from investments, futures contracts and swap contracts (both realized and unrealized)	0.19	0.12	(0.10)	(1.71)	(0.41)	(0.97)
Total from investment operations	0.21	0.13	(0.11)	(1.74)	(0.45)	(1.01)
REDEMPTION FEES	—	—	—	—	0.00[2]	0.00[2]
LESS DIVIDENDS
Dividends from net investment income	(0.14)	—	—	—	—	—
Total dividends	(0.14)	—	—	—	—	—
Net asset value, end of period	$5.11	$5.04	$4.91	$5.02	$6.76	$7.21
Total return[3]	4.18%	2.65%	(2.19)%	(25.74)%	(6.24)%	(12.29)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$3,595,415	$3,383,007	$3,874,976	$5,103,563	$5,311,264	$4,730,828
Ratio of net expenses to average net assets	0.77%[4]	0.79%	0.79%	0.78%	0.78%	0.78%
Ratio of net investment income (loss) to average net assets	0.76%[4]	0.23%	(0.16)%	(0.48)%	(0.55)%	(0.55)%
Portfolio turnover rate	41%	86%	151%	122%	103%	99%

1  Per share information is calculated using the average shares outstanding method.

2  This amount represents less than $0.01 per share.

3  Total returns are historical and include change in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower.

4  Annualized.

See Accompanying Notes to Consolidated Financial Statements.

Credit Suisse Commodity Return Strategy Fund
Consolidated Financial Highlights
(For a Class A Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2018	For the Year Ended October 31,
	(unaudited)	2017	2016	2015	2014	2013
Per share data
Net asset value, beginning of period	$4.93	$4.81	$4.93	$6.65	$7.12	$8.14
INVESTMENT OPERATIONS
Net investment income (loss)[1]	0.01	(0.00)[2]	(0.02)	(0.04)	(0.06)	(0.06)
Net gain (loss) from investments, futures contracts and swap contracts (both realized and unrealized)	0.19	0.12	(0.10)	(1.68)	(0.41)	(0.96)
Total from investment operations	0.20	0.12	(0.12)	(1.72)	(0.47)	(1.02)
REDEMPTION FEES	—	—	—	—	0.00[2]	0.00[2]
LESS DIVIDENDS
Dividends from net investment income	(0.13)	—	—	—	—	—
Total dividends	(0.13)	—	—	—	—	—
Net asset value, end of period	$5.00	$4.93	$4.81	$4.93	$6.65	$7.12
Total return[3]	4.01%	2.49%	(2.43)%	(25.86)%	(6.60)%	(12.53)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$93,114	$93,047	$94,484	$132,417	$192,423	$304,274
Ratio of net expenses to average net assets	1.02%[4]	1.04%	1.04%	1.03%	1.03%	1.03%
Ratio of net investment income (loss) to average net assets	0.51%[4]	(0.01)%	(0.42)%	(0.73)%	(0.81)%	(0.80)%
Portfolio turnover rate	41%	86%	151%	122%	103%	99%

1  Per share information is calculated using the average shares outstanding method.

2  This amount represents less than $0.01 per share.

3  Total returns are historical and include change in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower.

4  Annualized.

See Accompanying Notes to Consolidated Financial Statements.

Credit Suisse Commodity Return Strategy Fund
Consolidated Financial Highlights
(For a Class C Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2018	For the Year Ended October 31,
	(unaudited)	2017	2016	2015	2014	2013
Per share data
Net asset value, beginning of period	$4.61	$4.54	$4.68	$6.37	$6.86	$7.90
INVESTMENT OPERATIONS
Net investment loss[1]	(0.01)	(0.04)	(0.05)	(0.08)	(0.11)	(0.11)
Net gain (loss) from investments, futures contracts and swap contracts (both realized and unrealized)	0.19	0.11	(0.09)	(1.61)	(0.38)	(0.93)
Total from investment operations	0.18	0.07	(0.14)	(1.69)	(0.49)	(1.04)
REDEMPTION FEES	—	—	—	—	0.00[2]	0.00[2]
LESS DIVIDENDS
Dividends from net investment income	(0.09)	—	—	—	—	—
Total dividends	(0.09)	—	—	—	—	—
Net asset value, end of period	$4.70	$4.61	$4.54	$4.68	$6.37	$6.86
Total return[3]	3.87%	1.54%	(2.99)%	(26.53)%	(7.14)%	(13.16)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$6,150	$6,038	$6,516	$8,155	$16,395	$20,267
Ratio of net expenses to average net assets	1.77%[4]	1.79%	1.79%	1.78%	1.78%	1.78%
Ratio of net investment loss to average net assets	(0.24)%[4]	(0.77)%	(1.16)%	(1.49)%	(1.55)%	(1.55)%
Portfolio turnover rate	41%	86%	151%	122%	103%	99%

1  Per share information is calculated using the average shares outstanding method.

2  This amount represents less than $0.01 per share.

3  Total returns are historical and include change in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower.

4  Annualized.

See Accompanying Notes to Consolidated Financial Statements.

Credit Suisse Commodity Return Strategy Fund
Notes to Consolidated Financial Statements
April 30, 2018 (unaudited)

Note 1. Organization

Credit Suisse Commodity Return Strategy Fund (the "Fund"), a series of the Credit Suisse Commodity Strategy Funds (the "Trust"), a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified open-end management investment company that seeks total return that exceeds the return of its benchmark index, the Bloomberg Commodity Index Total Return (the "Benchmark"). The Trust was organized under the laws of the State of Delaware as a statutory trust on May 19, 2004.

Credit Suisse Asset Management, LLC ("Credit Suisse"), the investment adviser to the Fund, is registered as a Commodity Pool Operator with the Commodity Futures Trading Commission. The Fund intends to gain exposure to commodity derivatives through investing in a wholly-owned subsidiary, Credit Suisse Cayman Commodity Fund I, Ltd. (the "Subsidiary"), organized under the laws of the Cayman Islands. The Subsidiary invests in commodity-linked derivative instruments, such as swaps and futures. The Subsidiary may also invest in debt securities, some of which are intended to serve as margin or collateral for the Subsidiary's derivatives positions.

The Subsidiary is managed by the same portfolio managers that manage the Fund and the accompanying financial statements reflect the financial position of the Fund and the Subsidiary and the results of operations on a consolidated basis. The consolidated financial statements include portfolio holdings of the Fund and the Subsidiary and all intercompany transactions and balances have been eliminated. The Fund may invest up to 25% of its total assets in the Subsidiary. As of April 30, 2018, the Fund held $705,785,861 in the Subsidiary, representing 19.1% of the Fund's consolidated net assets. For the six months ended April 30, 2018, the net realized gain on securities and other financial instruments held in the Subsidiary was $102,332,601.

Subsequent references to the Fund within the Notes to Consolidated Financial Statements collectively refer to the Fund and the Subsidiary.

The Fund offers three classes of shares: Class I shares, Class A shares and Class C shares. Each class of shares represents an equal pro rata interest in the Fund, except the share classes bear different expenses, which reflect the differences in the range of services provided to them. Class A shares are sold subject to a front-end sales charge of up to 4.75%. Class C shares are sold subject to a contingent deferred sales charge ("CDSC") of 1.00% if the shares are redeemed within the first year of purchase. Class I shares are sold without a sales charge.

Credit Suisse Commodity Return Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2018 (unaudited)

Note 2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its consolidated financial statements. The policies are in accordance with generally accepted accounting principles in the United States of America ("GAAP"). The preparation of consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results could differ from those estimates. The Fund is considered an investment company for financial reporting purposes under GAAP and follows Accounting Standards Codification ("ASC") Topic 946 — Financial Services — Investment Companies.

A) SECURITY VALUATION — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional "round lot" size, but some trades occur in smaller "odd lot" sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees (the "Board") to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset

Credit Suisse Commodity Return Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2018 (unaudited)

Note 2. Significant Accounting Policies (continued)

value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved and established by the Board.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•  Level 1  –  quoted prices in active markets for identical investments

•  Level 2  –  other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3  –  significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Credit Suisse Commodity Return Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2018 (unaudited)

Note 2. Significant Accounting Policies (continued)

The following is a summary of the inputs used as of April 30, 2018 in valuing the Fund's assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities
United States Agency Obligations	$—	$2,693,834,132	$—	$2,693,834,132
United States Treasury Obligations	—	772,878,854	—	772,878,854
Short-Term Investment	—	110,743,120	—	110,743,120
	$—	$3,577,456,106	$—	$3,577,456,106
Other Financial Instruments*
Futures Contracts	$20,697,570	$—	$—	$20,697,570
Swap Contracts**	—	18,893,062	—	18,893,062
Liabilities	Level 1	Level 2	Level 3	Total
Other Financial Instruments*
Futures Contracts	$7,428,472	$—	$—	$7,428,472

*  Other financial instruments include unrealized appreciation (depreciation) on futures and swap contracts.

**  Value includes any premium paid or received with respect to swap contracts, if applicable.

For the six months ended April 30, 2018, there were no transfers among Level 1, Level 2 and Level 3. All transfers, if any, are assumed to occur at the end of the reporting period.

B) DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES — The Fund adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that a fund disclose (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance and cash flows. For the six months ended April 30, 2018, the Fund's derivatives did not qualify for hedge accounting as they are held at fair value.

The following table presents the fair value and the location of derivatives within the Consolidated Statement of Assets and Liabilities at April 30, 2018 and the effect of these derivatives on the Consolidated Statement of Operations for the six months ended April 30, 2018.

Primary Underlying Risk	Derivative Assets	Derivative Liabilities	Realized Gain (Loss)	Change in Unrealized Appreciation
Commodity price
Futures contracts	$20,697,570	$7,428,472	$(17,055,975)	$14,471,113
Total return swap contracts	18,893,062	—	119,293,132	14,119,563
	$39,590,632	$7,428,472	$102,237,157	$28,590,676

Credit Suisse Commodity Return Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2018 (unaudited)

Note 2. Significant Accounting Policies (continued)

The notional amount of futures contracts and swap contracts open at April 30, 2018 is reflected in the Consolidated Schedule of Investments. For the six months ended April 30, 2018, the Fund held average monthly notional values on a net basis of $91,958,473, $95,483,294 and $3,515,485,448 in long futures contracts, short futures contracts and swap contracts, respectively.

The Fund is a party to International Swap and Derivatives Association, Inc. ("ISDA") Master Agreements ("Master Agreements") with certain counterparties that govern over-the-counter derivative (including Total Return, Credit Default and Interest Rate Swaps) and foreign exchange contracts entered into by the Fund. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. Termination events applicable to the Fund may occur upon a decline in the Fund's net assets below a specified threshold over a certain period of time.

The following table presents by counterparty the Fund's derivative assets, net of related collateral held by the Fund, at April 30, 2018:

Counterparty	Gross Amount of Assets Presented in the Consolidated Statement of Assets and Liabilities(a)	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Received	Cash Collateral Pledged	Net Amount of Derivative Assets
Bank of America	$3,386,264	$—	$—	$—	$3,386,264
Barclays	822,652	—	—	—	822,652
BNP Paribas	1,496,753	—	—	—	1,496,753
CIBC	1,436,427	—	—	—	1,436,427
Citigroup	1,487,516	—	—	—	1,487,516
Goldman Sachs	1,859,715	—	—	—	1,859,715
JPMorgan Chase	895,352	—	—	—	895,352
Macquarie	3,221,723	—	—	—	3,221,723
Morgan Stanley	319,261	—	—	—	319,261
RBC Capital	701,473	—	—	—	701,473
Societe Generale	2,188,458	—	—	—	2,188,458
UBS	1,077,468	—	—	—	1,077,468
	$18,893,062	$—	$—	$—	$18,893,062

(a)  Swap contracts are included.

C) SECURITY TRANSACTIONS AND INVESTMENT INCOME/EXPENSE — Security transactions are accounted for on a trade date basis. Interest income/expense is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Dividend income/expense is recorded on the ex-dividend date. Certain expenses are class-specific expenses, vary by class and are charged only to that class. Income,

Credit Suisse Commodity Return Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2018 (unaudited)

Note 2. Significant Accounting Policies (continued)

expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income, if any, are declared and paid quarterly. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Dividends and distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

E) FEDERAL AND OTHER TAXES — No provision is made for federal taxes as it is the Fund's intention to continue to qualify as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"), and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

In order to qualify as a RIC under the Code, the Fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. One of these requirements is that the Fund derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, other income derived with respect to its business of investing in such stock, securities or currencies or net income derived from interests in certain publicly-traded partnerships ("Qualifying Income").

The Fund may seek to track the performance of the Benchmark through investing in structured notes designed to track the performance of the Benchmark. The Fund may, through its investment in the Subsidiary, seek to track the performance of the Benchmark by the Subsidiary's investments in commodity-linked swaps and/or futures contracts. The Fund has obtained a private letter ruling from the Internal Revenue Service which confirms that its investment in the Subsidiary produces Qualifying Income.

Credit Suisse Commodity Return Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2018 (unaudited)

Note 2. Significant Accounting Policies (continued)

If the Fund is unable to ensure continued qualification as a RIC, the Fund may be required to change its investment objective, policies or techniques, or may be liquidated. If the Fund fails to qualify as a RIC, the Fund will be subject to federal income tax on its net income and capital gains at regular corporate rates (without reduction for distributions to shareholders). If the Fund were to fail to qualify as a RIC and become subject to federal income tax, shareholders of the Fund would be subject to the risk of diminished returns.

The Fund adopted the authoritative guidance for uncertainty in income taxes and recognizes a tax benefit or liability from an uncertain position only if it is more likely than not that the position is sustainable based solely on its technical merits and consideration of the relevant taxing authority's widely understood administrative practices and procedures. The Fund has reviewed its current tax positions and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

F) SHORT-TERM INVESTMENTS — The Fund, together with other funds/portfolios advised by Credit Suisse, pools available cash into a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Fund's custodian. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

G) FUTURES — The Fund may enter into futures contracts to the extent permitted by its investment policies and objectives. The Fund may use futures contracts to gain exposure to or hedge against changes in commodities. Upon entering into a futures contract, the Fund is required to deposit cash and/or pledge U.S. Government securities as initial margin with a Futures Commission Merchant ("FCM"). Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses in the Consolidated Statement of Operations until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract. Risks of entering into futures contracts for hedging purposes include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. Futures have minimal counterparty credit risk because futures are exchange traded and the exchange's clearinghouse, as

Credit Suisse Commodity Return Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2018 (unaudited)

Note 2. Significant Accounting Policies (continued)

counterparty to all exchange-traded futures, guarantees the futures against default. In addition, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit and subsequent payments may be required for a futures transaction. The Fund's open futures contracts are disclosed in the Consolidated Schedule of Investments. At April 30, 2018, the amount of restricted cash held at brokers related to open futures contracts was $0.

The Commodity Exchange Act requires an FCM to segregate all customer transactions and assets from the FCM's proprietary activities. A customer's cash and other equity deposited with an FCM are considered commingled with all other customer funds subject to the FCM's segregation requirements. In the event of an FCM's insolvency, recovery may be limited to the Fund's pro-rata share of segregated customer funds available. It is possible that the recovery amount could be less than the total of cash and other equity deposited.

H) SWAPS — The Fund may enter into commodity index swaps either for hedging purposes or to seek to increase total return. A swap contract is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset or notional principal amount. The Fund will enter into swap contracts only on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The extent of the Fund's exposure to credit and counterparty risks is the discounted net value of the cash flows to be received from the counterparty over the contract's remaining life, to the extent that the amount is positive. These risks are mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. Therefore, the Fund considers the creditworthiness of each counterparty as well as the amounts posted by the counterparty pursuant to the master netting agreement to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index.

The Fund may enter into total return swap contracts, involving commitments to pay interest in exchange for a market-linked return, both based on notional amounts. The Fund may invest in total return swap contracts for hedging

Credit Suisse Commodity Return Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2018 (unaudited)

Note 2. Significant Accounting Policies (continued)

purposes or to seek to increase total return. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

The Fund records unrealized gains or losses on a daily basis representing the value and the current net receivable or payable relating to open swap contracts. Net amounts received or paid on the swap contract are recorded as realized gains or losses. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation from swap contracts. Realized gains and losses from terminated swaps are included in net realized gains/losses from swap contracts. The Fund's open swap contracts are disclosed in the Consolidated Schedule of Investments. At April 30, 2018, the amount of restricted cash held at brokers related to open swap contracts was $109,117,824.

I) SECURITIES LENDING — The initial collateral received by the Fund is required to have a value of at least 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). The collateral is maintained thereafter at a value equal to at least 102% of the current market value of the securities on loan. The market value of loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. Cash collateral received by the Fund in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including funds advised by SSB, the Fund's securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

SSB has been engaged by the Fund to act as the Fund's securities lending agent. The Fund's securities lending arrangement provides that the Fund and SSB will share the net income earned from securities lending activities. Securities lending income is accrued as earned. At April 30, 2018, there were no securities out on loan.

During the six months ended April 30, 2018, total earnings from the Fund's investment in cash collateral received in connection with securities lending

Credit Suisse Commodity Return Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2018 (unaudited)

Note 2. Significant Accounting Policies (continued)

arrangements was $4,293, of which $1,544 was rebated to borrowers (brokers). The Fund retained $2,062 in income from the cash collateral investment, and SSB, as lending agent, was paid $687. Securities lending income is accrued as earned.

J) OTHER — In the normal course of business the Fund trades financial instruments and enters into financial transactions for which risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Fund may be exposed to counterparty risk, including securities lending, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. The potential loss could exceed the value of the financial assets recorded in the consolidated financial statements. Financial assets, which potentially expose the Fund to credit risk, consist principally of cash due from counterparties and investments. The extent of the Fund's exposure to credit and counterparty risks in respect to these financial assets approximates their carrying value as recorded in the Fund's Consolidated Statement of Assets and Liabilities.

K) RECENT ACCOUNTING PRONOUNCEMENTS — In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, "final rules") intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. The Fund has adopted the amendments to Regulation S-X and upon evaluation, has concluded that the amendments do not materially impact the financial statements. However, as required, additional or enhanced disclosure has been included.

L) SUBSEQUENT EVENTS — In preparing the financial statements as of April 30, 2018, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements through the date of release of this report. No such events requiring recognition or disclosure were identified through the date of the release of this report.

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser and co-administrator for the Fund. For its investment advisory and administration services, Credit Suisse is entitled to receive a fee from the Fund at an annual rate of 0.59% of the

Credit Suisse Commodity Return Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2018 (unaudited)

Note 3. Transactions with Affiliates and Related Parties (continued)

Fund's average daily net assets. For the six months ended April 30, 2018, investment advisory and administration fees earned by Credit Suisse were $10,277,825. Credit Suisse has contractually agreed to limit expenses so that the Fund's annual operating expenses do not exceed 0.80% of the Fund's average daily net assets for Class I shares, 1.05% of the Fund's average daily net assets for Class A shares, and 1.80% of the Fund's average daily net assets for Class C shares. The Fund is authorized to reimburse Credit Suisse for management fees previously limited and/or for expenses previously reimbursed by Credit Suisse, provided, however, that any reimbursements must be paid at a date not more than three years after the end of the fiscal year during which such fees were limited or expenses were reimbursed by Credit Suisse and the reimbursements do not cause the Fund to exceed the applicable expense limitation in the contract at the time the fees are recouped. This contract may not be terminated before February 28, 2019.

For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon the relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the six months ended April 30, 2018, co-administrative services fees earned by SSB (including out-of-pocket expenses) with respect to the Fund were $267,376.

Credit Suisse Securities (USA) LLC ("CSSU"), an affiliate of Credit Suisse, serves as the distributor of the Fund's shares. Pursuant to a distribution plan adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSSU receives fees for its distribution services. These fees are calculated at an annual rate of 0.25% of the average daily net assets of the Class A shares. For the Class C shares, the fee is calculated at an annual rate of 1.00% of the average daily net assets. For the six months ended April 30, 2018, the Fund paid Rule 12b-1 distribution fees of $109,808 for Class A shares and $29,467 for Class C shares. Class I shares are not subject to Rule 12b-1 distribution fees.

Certain brokers, dealers and financial representatives provide transfer agent-related services to the Fund and receive compensation from the Fund. For the six months ended April 30, 2018, the Fund paid $623,609, which is included within transfer agent fees in the Consolidated Statement of Operations.

For the six months ended April 30, 2018, CSSU and its affiliates advised the Fund that they retained $4,791 from commissions earned on the sale of the Fund's Class A shares. There were no commissions earned on the sale of Class C shares.

Credit Suisse Commodity Return Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2018 (unaudited)

Note 4. Line of Credit

The Fund, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a committed, unsecured line of credit facility ("Credit Facility"), with SSB in an aggregated amount of $250 million for temporary or emergency purposes under a first-come, first-served basis. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at either the Overnight Federal Funds rate or the Overnight LIBOR rate plus a spread. At April 30, 2018 and during the six months ended April 30, 2018, the Fund had no borrowings outstanding under the Credit Facility.

Note 5. Purchases and Sales of Securities

For the six months ended April 30, 2018, purchases and sales of investment securities (excluding short-term investments) and U.S. Government and Agency Obligations were as follows:

Investment Securities		U.S. Government/ Agency Obligations
Purchases	Sales	Purchases	Sales
$0	$0	$1,545,954,568	$1,300,423,195

Note 6. Capital Share Transactions

The Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share. The Fund offers Class I, Class A and Class C shares. Transactions in capital shares for each class of the Fund were as follows:

	Class I
	For the Six Months Ended April 30, 2018 (unaudited)		For the Year Ended October 31, 2017
	Shares	Value	Shares	Value
Shares sold	143,170,821	$720,891,388	211,738,899	$1,046,908,187
Shares issued in reinvestment of dividends	12,416,971	62,333,195	—	—
Shares redeemed	(123,463,058)	(618,822,542)	(329,474,763)	(1,637,860,451)
Net increase (decrease)	32,124,734	$164,402,041	(117,735,864)	$(590,952,264)

Credit Suisse Commodity Return Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2018 (unaudited)

Note 6. Capital Share Transactions (continued)

	Class A
	For the Six Months Ended April 30, 2018 (unaudited)		For the Year Ended October 31, 2017
	Shares	Value	Shares	Value
Shares sold	4,890,958	$24,069,755	9,944,756	$47,713,364
Shares issued in reinvestment of dividends	263,154	1,292,089	—	—
Shares redeemed	(5,416,946)	(26,477,603)	(10,691,223)	(51,765,089)
Net decrease	(262,834)	$(1,115,759)	(746,467)	$(4,051,725)
	Class C
	For the Six Months Ended April 30, 2018 (unaudited)		For the Year Ended October 31, 2017
	Shares	Value	Shares	Value
Shares sold	264,366	$1,223,604	304,833	$1,408,891
Shares issued in reinvestment of dividends	17,846	82,447	—	—
Shares redeemed	(281,355)	(1,298,454)	(430,903)	(1,963,468)
Net increase (decrease)	857	$7,597	(126,070)	$(554,577)

On April 30, 2018, the number of shareholders that held 5% or more of the outstanding shares of each class of the Fund was as follows:

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Class I	4	62%
Class A	3	29%
Class C	6	79%

The Fund's performance may be negatively impacted in the event one or more of the Fund's greater than 5% shareholders were to redeem at a given time. Some of the shareholders may be omnibus accounts, which hold shares on behalf of individual shareholders.

Note 7. Contingencies

In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Credit Suisse Commodity Return Strategy Fund
Board Approval of Investment Management Agreement (unaudited)

In approving the renewal of the amended and restated investment management agreement for the Credit Suisse Commodity Return Strategy Fund (the "Fund"), a series of Credit Suisse Commodity Strategy Funds (the "Trust"), the Board of Trustees of the Trust (the "Board"), including all of the Trustees who are not "interested persons" of the Trust as defined in the Investment Company Act of 1940 (the "Independent Trustees"), at a meeting held on November 13 and 14, 2017, considered the following factors:

Investment Management Fee Rates and Expenses

The Board reviewed and considered the contractual management fee rate of 0.59% for the Fund (the "Contractual Management Fee") in light of the extent and quality of the management services provided by Credit Suisse Asset Management, LLC ("Credit Suisse"). The Board also considered that Credit Suisse entered into an expense limitation agreement ("Expense Limitation Agreement") limiting the Fund's total net expenses to 1.05%, 1.80% and 0.80% of the average daily net assets of Class A, Class C and Class I, respectively, until February 28, 2019.

Additionally, the Board received and considered information comparing the Fund's Contractual Management Fee, Contractual Management Fee less waivers and/or reimbursements ("Net Management Fee") and the Fund's overall expenses with those of funds in both the relevant expense group ("Expense Group") and universe of funds ("Expense Universe") provided by Broadridge, an independent provider of investment company data. The Board noted that the Fund's Contractual Management Fee, Net Management Fee and overall expenses were within the range of its peers as presented in the Boardridge report. The Board was provided with a description of the methodology used to arrive at the funds included in the Expense Group and the Expense Universe.

Nature, Extent and Quality of the Services under the Management Agreement

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by Credit Suisse under the Management Agreement. The Board also noted information received at regular meetings throughout the year related to the services rendered by Credit Suisse. The Board noted that the extensive investment management services provided by Credit Suisse included broad supervisory responsibility and oversight over other service providers to the Fund. The Board also considered Credit Suisse's compliance program with respect to the Fund. The Board noted that Credit

Credit Suisse Commodity Return Strategy Fund
Board Approval of Investment Management Agreement (unaudited) (continued)

Suisse reports to the Board about portfolio management and compliance matters on a periodic basis. The Board reviewed background information about Credit Suisse including its Form ADV Part 2 — Disclosure Brochure and Brochure Supplement. The Board considered the background and experience of Credit Suisse's senior management and the expertise of, and the amount of attention given to the Fund by, senior personnel of Credit Suisse. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund and the extent of the resources devoted to research and analysis of actual and potential investments, as well as the resources provided to them. The Board evaluated the ability of Credit Suisse, based on its resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board also received and considered information about the nature, extent and quality of services and fee rates offered to other Credit Suisse clients for comparable services. The Board acknowledged Credit Suisse's representation that the Fund is different from other types of accounts offered by Credit Suisse and the services are different from those offered to a sub-advised fund. The Board also considered that the services provided by Credit Suisse have expanded over time as a result of regulatory and other developments.

Fund Performance

The Board received and considered performance results of the Fund over time, along with comparisons both to the relevant performance group ("Performance Group") and universe of funds ("Performance Universe") for the Fund. The Board was provided with a description of the methodology used to arrive at the funds included in the Performance Group and the Performance Universe. The Board considered the investment performance of the Fund relative to its stated objectives as well as the performance of the Fund relative to its peers over various periods of time and over various commodities cycles.

Credit Suisse Profitability

The Board received and considered a profitability analysis of Credit Suisse based on the fees payable under the Management Agreement for the Fund, including any fee waivers, as well as other relationships between the Fund on the one hand and Credit Suisse affiliates on the other. The Board deliberations also reflected Credit Suisse's methodology for allocating costs to the Fund, recognizing that cost allocation methodologies are inherently subjective. The

Credit Suisse Commodity Return Strategy Fund
Board Approval of Investment Management Agreement (unaudited) (continued)

Board also received profitability information for the other funds in the Credit Suisse family of funds. The Board also reviewed Credit Suisse's profit margin as reflected in the profitability analysis, as well as reviewing profitability in light of appropriate court cases and the services rendered to the Fund.

Economies of Scale

The Board considered information regarding whether there have been economies of scale with respect to the management of the Fund, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Board noted that further asset growth could result in additional efficiencies and economies of scale and additionally noted the current expense limitations in place between the Fund and Credit Suisse. The Board received information regarding Credit Suisse's historical profitability, including Credit Suisse's costs in providing services.

Other Benefits to Credit Suisse

The Board considered other benefits received by Credit Suisse and its affiliates as a result of their relationship with the Fund. Such benefits include, among others, benefits potentially derived from an increase in Credit Suisse's businesses as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by Credit Suisse and its affiliates) and the fees paid to an affiliate of Credit Suisse for distribution services.

The Board considered the standards applied in seeking best execution and their policies and practices regarding soft dollars and reviewed Credit Suisse's method for allocating portfolio investment opportunities among its advisory clients.

Other Factors and Broader Review

As discussed above, the Board reviewed detailed materials received from Credit Suisse as part of the annual approval process. The Board also reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of Credit Suisse at least quarterly, which include, among other things, detailed portfolio and market reviews, detailed fund performance reports and Credit Suisse's compliance procedures.

Credit Suisse Commodity Return Strategy Fund
Board Approval of Investment Management Agreement (unaudited) (continued)

Conclusions

In selecting Credit Suisse, and approving the Management Agreement and the investment management fee under such agreement, the Board concluded that:

•  The Contractual Management Fee and Net Management Fee, reviewed along with information provided by Broadridge for the funds in the Fund's Expense Group and Expense Universe, were reasonable in relation to the services provided by Credit Suisse.

•  The Board was satisfied with the nature, extent and quality of the investment management services provided to the Fund by Credit Suisse in a challenging commodities environment and that, based on dialogue with management and counsel, the services provided by Credit Suisse under the Management Agreement are typical of, and consistent with, those provided to similar mutual funds by other investment managers.

•  In light of the costs of providing investment management and other services to the Fund and Credit Suisse's ongoing commitment to the Fund and willingness to waive fees (by agreeing to an expense limitation), Credit Suisse's profitability based on fees payable under the Management Agreement, as well as other ancillary benefits that Credit Suisse and its affiliates received, were considered reasonable.

•  In light of the information received and considered by the Board, the Fund's current fee structure was considered reasonable.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement. The Independent Trustees were advised by separate independent legal counsel throughout the process.

Credit Suisse Commodity Return Strategy Fund
Notice of Privacy and Information Practices (unaudited)

At Credit Suisse, we know that you are concerned with how we protect and handle nonpublic personal information that identifies you. This notice is designed to help you understand what nonpublic personal information we collect from you and from other sources, and how we use that information in connection with your investments and investment choices that may be available to you. Except where otherwise noted, this notice is applicable only to consumers who are current or former investors, meaning individual persons whose investments are primarily for household, family or personal use ("individual investors"). Specified sections of this notice, however, also apply to other types of investors (called "institutional investors"). Where the notice applies to institutional investors, the notice expressly states so. This notice is being provided by Credit Suisse Funds and Credit Suisse Closed-End Funds. This notice applies solely to U.S. registered investment companies advised by Credit Suisse Asset Management, LLC.

Categories of information we may collect:

We may collect information about you, including nonpublic personal information, such as

•  Information we receive from you on applications, forms, agreements, questionnaires, Credit Suisse websites and other websites that are part of our investment program, or in the course of establishing or maintaining a customer relationship, such as your name, address, e-mail address, Social Security number, assets, income, financial situation; and

•  Information we obtain from your transactions and experiences with us, our affiliates, or others, such as your account balances or other investment information, assets purchased and sold, and other parties to a transaction, where applicable.

Categories of information we disclose and parties to whom we disclose it:

•  We do not disclose nonpublic personal information about our individual investors, except as permitted or required by law or regulation. Whether you are an individual investor or institutional investor, we may share the information described above with our affiliates that perform services on our behalf, and with our asset management and private banking affiliates; as well as with unaffiliated third parties that perform services on our behalf, such as our accountants, auditors, attorneys, broker-dealers, fund administrators, and other service providers.

Credit Suisse Commodity Return Strategy Fund
Notice of Privacy and Information Practices (unaudited) (continued)

•  We want our investors to be informed about additional products or services. We do not disclose nonpublic personal information relating to individual investors to our affiliates for marketing purposes, nor do we use such information received from our affiliates to solicit individual investors for such purposes. Whether you are an individual investor or an institutional investor, we may disclose information, including nonpublic personal information, regarding our transactions and experiences with you to our affiliates.

•  In addition, whether you are an individual investor or an institutional investor, we reserve the right to disclose information, including nonpublic personal information, about you to any person or entity, including without limitation any governmental agency, regulatory authority or self-regulatory organization having jurisdiction over us or our affiliates, if (i) we determine in our discretion that such disclosure is necessary or advisable pursuant to or in connection with any United States federal, state or local, or non-U.S., court order (or other legal process), law, rule, regulation, or executive order or policy, including without limitation any anti-money laundering law or the USA PATRIOT Act of 2001; and (ii) such disclosure is not otherwise prohibited by law, rule, regulation, or executive order or policy.

Confidentiality and security

•  To protect nonpublic personal information about individual investors, we restrict access to those employees and agents who need to know that information to provide products or services to us and to our investors. We maintain physical, electronic, and procedural safeguards to protect nonpublic personal information.

Other Disclosures

This notice is not intended to be incorporated in any offering materials, but is a statement of our current Notice of Privacy and Information Practices and may be amended from time to time. This notice is current as of May 22, 2018.

Credit Suisse Commodity Return Strategy Fund
Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 of each year, as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-877-870-2874

•  On the Fund's website, www.credit-suisse.com/us/funds

•  On the website of the Securities and Exchange Commission, www.sec.gov

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-551-8090.

P.O. BOX 219916, KANSAS CITY, MO 64121-9916

877-870-2874 ■ www.credit-suisse.com/us/funds

CREDIT SUISSE SECURITIES (USA) LLC, DISTRIBUTOR.  COM-SAR-0418

Item 2. Code of Ethics.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 3. Audit Committee Financial Expert.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

This item is not applicable to the registrant.

Item 6. Schedule of Investments.

Included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

This item is not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

This item is not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

This item is not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The Nominating Committee recommends Board member candidates.  Shareholders of the registrant may also submit nominees that will be considered by the Committee.  Recommendations should be mailed to the registrant’s Secretary, c/o Credit Suisse Asset Management, LLC, One Madison Avenue, New York, NY 10010.  Any submission should include at a minimum the following information: the name, age, business address, residence address and principal occupation or employment of such individual; the class, series and number of shares of the registrant that are beneficially owned by such individual; the date such shares were acquired and the investment intent of such acquisition; whether such shareholder believes such individual is, or is not, an “interested person” of the registrant (as defined in the Investment Company Act of 1940) and information regarding such individual that is sufficient, in the Committee’s discretion, to make such determination; and all other information relating to such individual that is required to be disclosed in solicitation of proxies for election of directors in an election contest (even if an election contest is not involved) or is otherwise required pursuant to the rules for proxy materials under the Securities Exchange Act of 1934.

Item 11. Controls and Procedures.

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s second fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

This item is not applicable to the registrant.

Item 13. Exhibits.

(a)(1)                  Not applicable.

(a)(2)                  The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3)                  Not applicable.

(b)                                 The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE COMMODITY STRATEGY FUNDS

/s/ John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer and President
Date:	July 2, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer and President
Date:	July 2, 2018

/s/ Laurie Pecha
Name:	Laurie Pecha
Title:	Chief Financial Officer and Treasurer
Date:	July 2, 2018